CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating costs	$ 2,962,231		$ 282,565		$ 3,288,761	$ 609,220	$ 361,567	$ 1,172,506
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]								us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Loss From Operations	(2,962,231)		(282,565)		(3,288,761)	(609,220)	(361,567)	$ (1,172,506)
Other (Expense) Income, net:
Income from operating Bank Account	2,208				2,208
Income from investments held in Trust Account	1,955,134		418,987		5,734,105	528,157	21,694	5,091,197
Change in fair value of warrant liability and sponsor loans	1,378,500		7,301,500		606,200	15,696,000	11,431,645	21,332,800
Offering costs attributable to warrant liability							(1,035,747)
Fair value of Private Placement Warrants in excess of purchase price							(886,420)
Total Other (Expense) Income, net	3,335,842		7,720,487		6,342,513	16,224,157	9,531,172	26,423,997
(Loss) income before provision for income taxes	373,611		7,437,922		3,053,752	15,614,937	9,169,605	25,251,491
Provision for income taxes	(400,600)		(57,969)		(1,183,684)	(57,969)	0	(995,207)
Net (loss) income	$ (26,989)	$ 1,897,057	$ 7,379,953	$ 8,177,015	$ 1,870,068	$ 15,556,968	$ 9,169,605	$ 24,256,284
Class A common stock subject to possible redemption
Other (Expense) Income, net:
Weighted average shares outstanding, basic	15,420,618		34,500,000		24,907,604	34,500,000	5,876,972	34,500,000
Weighted average shares outstanding, diluted	15,420,618		34,500,000		24,907,604	34,500,000	5,876,972	34,500,000
Basic net (loss) income per share	$ 0.00		$ 0.17		$ 0.06	$ 0.36	$ 0.69	$ 0.56
Diluted net (loss) income per share	$ 0.00		$ 0.17		$ 0.06	$ 0.36	$ 0.68	$ 0.56
Class B common stock
Other (Expense) Income, net:
Weighted average shares outstanding, basic	8,625,000		8,625,000		8,625,000	8,625,000	7,459,967	8,625,000
Weighted average shares outstanding, diluted	8,625,000		8,625,000		8,625,000	8,625,000	7,619,690	8,625,000
Basic net (loss) income per share	$ 0.00		$ 0.17		$ 0.06	$ 0.36	$ 0.69	$ 0.56
Diluted net (loss) income per share	$ 0.00		$ 0.17		$ 0.06	$ 0.36	$ 0.68	$ 0.56